CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2.4	$ 1.1	$ 815.8
Accounts receivable	341.3	342.9	337.8
Contract assets	168.4	144.4	132.8
Amounts receivable from affiliated corporations	13.7	9.7	7.0
Income taxes	13.7		27.2
Inventories	98.5	86.6	89.6
Other current assets	138.4	103.3	99.9
Assets held for sale		95.0
Total current assets	776.4	783.0	1,510.1
Non-current assets
Property, plant and equipment	3,100.1	3,136.4	3,272.8
Intangible assets	1,336.7	1,059.6	908.0
Right-of-use assets	85.5	90.6	108.9
Goodwill	515.0	515.0	535.9
Derivative financial instruments	388.8	465.0	293.2
Investments	1,595.0	1,595.0
Promissory note to the parent corporation	160.0
Subordinated loan to the parent corporation			342.0
Other assets	113.2	112.7	100.9
Total non-current assets	7,294.3	6,974.3	5,561.7
Total assets	8,070.7	7,757.3	7,071.8
Current liabilities
Bank indebtedness	7.1	8.3
Accounts payable, accrued charges and provisions	585.9	612.4	509.3
Amounts payable to affiliated corporations	66.5	41.5	54.7
Deferred revenues	304.1	312.0	312.8
Income taxes		120.2
Current portion of lease liabilities	29.4	35.9	34.9
Current portion of long-term debt			5.4
Liabilities held for sale		6.6
Total current liabilities	993.0	1,136.9	917.1
Non-current liabilities
Long-term debt	4,240.2	4,219.6	3,265.0
Subordinated loan from the parent corporation	1,595.0	1,595.0
Lease liabilities	84.8	86.7	108.5
Derivative financial instruments			34.1
Deferred income taxes	809.5	735.3	713.7
Other liabilities	226.7	131.1	112.9
Total non-current liabilities	6,956.2	6,767.7	4,234.2
Equity
Capital stock	1,008.8	1,320.5	132.4
Deficit	(839.1)	(1,406.2)	1,829.3
Accumulated other comprehensive loss	(48.7)	(62.0)	(41.8)
Equity (deficit) attributable to the shareholder	121.0	(147.7)	1,919.9
Non-controlling interests	0.5	0.4	0.6
Total equity	121.5	(147.3)	1,920.5
Commitments and contingencies
Total liabilities and equity	$ 8,070.7	$ 7,757.3	$ 7,071.8